INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
INTANGIBLE ASSETS
Impairment intangible assets	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,867,000
Goodwill impairment charges					0	1,985,000
Amortization expense	$ 396,000	$ 540,000	$ 739,000	$ 1,619,000	$ 2,168,000	$ 4,002,000